Schedule II – Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2017
Valuation And Qualifying Accounts [Abstract]
Schedule II – Valuation and Qualifying Accounts

Emerald Expositions Events, Inc.

Schedule II – Valuation and Qualifying Accounts

		Additions
	Balance at Beginning of Period	Charged to Costs & Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
Description	(in millions)
Year Ended December 31, 2017:
Allowance for doubtful accounts	$0.7	0.5	-	(0.4)	$0.8
Deferred tax asset valuation allowance	$0.3	-	-	-	$0.3

Year Ended December 31, 2016:
Allowance for doubtful accounts	$1.9	0.7	-	(1.9)	$0.7
Deferred tax asset valuation allowance	$0.3	-	-	-	$0.3

Year Ended December 31, 2015:
Allowance for doubtful accounts	$1.8	0.7	-	(0.6)	$1.9
Deferred tax asset valuation allowance	$0.4	-	-	(0.1)	$0.3